Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Note 17 — Equity Based Compensation
Equity Plan
The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Company's and its affiliates' non-executive directors, officers and other employees and advisors and consultants who are providing services to the Company or its affiliates.
The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) to be issued at any time under the Equity Plan for equity incentive awards excluding an initial grant of 167,400 shares to its Former Manager in connection with the IPO, all of which were vested as of December 31, 2013.
Director Stock Plan
The Company has adopted the American Realty Capital Properties, Inc. Non-Executive Director Stock Plan (the "Director Stock Plan"), which provides for the grant of restricted shares of common stock to each of the Company's independent directors, each of whom is a non-executive director. Awards of restricted stock will vest ratably over a five-year period following the date of grant in increments of 20.0% per annum, subject to the director's continued service on the board of directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At December 31, 2013, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan.
The fair value of restricted common stock awards under the Equity Plan and Director Stock Plan is determined on the grant date using the closing stock price on NASDAQ that day. The fair value of restricted common stock awarded to the non-employees under the Equity Plan is remeasured at the end of each quarter based on the current quarter end closing stock price through the final vesting date.
ARCT III Restricted Share Plan
ARCT III had an employee and director incentive restricted share plan (the "ARCT III RSP"), which provided for the automatic grant of 3,000 restricted shares of common stock to each of its independent directors, without any further action by ARCT III's board of directors or its stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder's meeting thereafter. Restricted stock issued to independent directors vested over a five-year period following the date of grant in increments of 20.0% per annum. The ARCT III RSP provided ARCT III with the ability to grant awards of restricted shares to its directors, officers and employees (if ARCT III ever had employees), employees of ARCT III's advisor and its affiliates, employees of entities that provided services to ARCT III, directors of the ARCT III Advisor or of entities that provided services to ARCT III, certain consultants to ARCT III and the ARCT III Advisor and its affiliates or to entities that provided services to ARCT III.
Immediately prior to the effective time of the ARCT III Merger, each then-outstanding share of ARCT III restricted stock fully vested. All shares of ARCT III common stock then-outstanding as a result of the full vesting of shares of ARCT III restricted stock, and the satisfaction of any applicable withholding taxes, had the right to receive a number of shares of the Company's common stock based on the ARCT III Exchange Ratio.
The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and ARCT III RSP during the years ended December 31, 2013, 2012 and 2011:

Restricted Share Awards	Equity Plan		ARCT III RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Awarded, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Awarded December 31, 2011	167,400	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Forfeited	(1,174)	10.65	(7,650)	11.54
Awarded December 31, 2012	259,909	11.84	30,300	10.68
Granted	932,527	13.82	18,000	14.58
Forfeited	(1,085)	12.85	—	—
Awarded December 31, 2013	1,191,351	$13.39	48,300	$12.13

Unvested Restricted Shares	Equity Plan		ARCT III RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Unvested, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Vested	(13,950)	12.50	—	—
Unvested, December 31, 2011	153,450	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Vested	(59,556)	12.42	(2,370)	11.88
Forfeited	(1,174)	10.65	(7,650)	11.54
Unvested, December 31, 2012	186,403	11.62	27,930	10.58
Granted	932,527	13.82	18,000	14.58
Vested	(186,403)	11.62	(30,930)	11.03
Forfeited	(1,085)	12.85	—	—
Unvested, December 31, 2013	931,442	$13.82	15,000	$14.45

For the years ended December 31, 2013, 2012 and 2011, compensation expense for restricted shares under the above plans was $2.0 million, $1.2 million and $0.2 million, respectively. For the year ended December 31, 2013, merger and other transaction related costs includes compensation expense of $2.7 million due to the Company's pending Cole Merger; compensation expense of $2.2 million for the accelerated vesting of restricted shares in conjunction with the ARCT III Merger; and compensation expense of $0.7 million from the issuance of 52.5 thousand fully vested shares to certain employees of the Company's Former Manager. In addition, the Company recognized $2.7 million as a distribution to its Former Manager, which is included in consideration to Former Manager for internalization in the accompanying consolidated statements of changes in equity.
ARCT IV Restricted Share Plan
ARCT IV had an employee and director incentive restricted share plan (the "ARCT IV RSP"), which provided for the automatic grant of 1,333 restricted shares of common stock to each of its independent directors without any further action by ARCT IV's board of directors or its stockholders on the date of initial election to the board of directors and on the date of each annual stockholder's meeting thereafter. Restricted stock issued to independent directors vested over a five-year period following the date of grant in increments of 20% per annum. ARCT IV issued 5,333 and 2,667 restricted shares under the ARCT IV RSP during the year ended December 31, 2013 and 2012, respectively. All restricted shares issued under the ARCT IV RSP had an issue price of $22.50. The ARCT IV RSP provided ARCT IV with the ability to grant awards of restricted shares to its directors, officers and employees, employees of the ARCT IV Advisor and its affiliates, employees of entities that provided services to ARCT IV, directors of the ARCT IV Advisor or of entities that provided services to ARCT IV, certain consultants to ARCT IV and the ARCT IV Advisor and its affiliates or to entities that provided services to ARCT IV.
Immediately prior to the effective time of the ARCT IV Merger, each then-outstanding share of ARCT IV restricted stock fully vested. All shares of ARCT IV common stock then-outstanding as a result of the full vesting of shares of ARCT IV restricted stock, and the satisfaction of any applicable withholding taxes, received shares of the Company's common stock based on the ARCT IV Exchange Ratio.
Compensation expense related to ARCT IV RSP restricted shares was $0.2 million, of which $0.1 million was included in merger and other transaction related costs due to the accelerated vesting of the restricted shares, and $6,000 for the year ended December 31, 2013 and 2012, respectively.
Multi-Year Performance Plan
Upon consummation of the ARCT III Merger, the Company entered into the 2013 Advisor Multi-Year Outperformance Agreement (the "OPP") with its Former Manager, whereby its Former Manager was able to potentially earn compensation upon the attainment of stockholder value creation targets.
Under the OPP, the Company's Former Manager was granted 8,241,101 long term incentive plan units ("LTIP Units") of the OP, which are earned or forfeited based on the Company's total return to stockholders (including both share price appreciation and common stock distributions) ("Total Return"), for the three-year period consisting of:

•
Absolute Component: 4% of any excess Total Return attained above an absolute hurdle of 7% for each annual measurement period, non-compounded, 14% for the interim measurement period and 21% for the full performance period; and

•
Relative Component: 4% of any excess Total Return attained above the Total Return for the performance period of a peer group comprised of the following companies: EPR Properties; Getty Realty Corporation; Lexington Realty Trust; National Retail Properties, Inc.; and Realty Income Corporation.

The award was funded ("OPP Pool") up to a maximum award opportunity equal to 5% of the Company's equity market capitalization at the ARCT III Merger date of $2.1 billion (the "OPP Cap"). Awards under the OPP are dependent on achieving an annual hurdle that commenced December 11, 2012, an interim (two-year) hurdle and then the aforementioned three-year hurdle ending on December 31, 2015, the final valuation date.
In order to further ensure that the interests of the Company's Former Manager are aligned with its investors, the Relative Component is subject to a ratable sliding scale factor as follows:

•
100% will be earned if the Company attains a median Total Return of at least 6% for each annual measurement period, non-compounded, at least 12% for the interim measurement period and at least 18% for the full performance period;

•	50% will be earned if the Company attains a median Total Return of at least 0% for each measurement period;

•	0% will be earned if the Company attains a median Total Return of less than 0% for each measurement period; and

•	A percentage from 50% to 100% calculated by linear interpolation will be earned if the Company's median Total Return is between 0% and the percentage set for each measurement period.
For each year during the performance period a portion of the OPP Cap equal to a maximum of up to 1.25% of the Company's equity market capitalization of $2.1 billion will be "locked-in" based upon the attainment of the performance hurdles set forth above for each annual measurement period. In addition, a portion of the OPP Cap equal to a maximum of up to 3% of the Company's equity market capitalization will be "locked-in" based upon the attainment of the performance hurdles set forth above for the interim measurement period, which if achieved, will supersede and negate any prior "locked-in" portion based upon annual performance through the first and second valuation dates on December 31, 2013 and 2014, respectively (i.e., a maximum award opportunity equal to a maximum of up to 3% of the Company's equity market capitalization may be "locked-in" through December 31, 2014). Since certain awards under the OPP plan are dependent on the comparison of the Company's current market capitalization to the Company's market capitalization at the inception of plan, the issuance of additional common shares by the Company may result in higher awards.
Following the performance period, the Absolute Component and the Relative Component will be calculated separately and then added together to determine the aggregate award earned under the OPP, which in no event may exceed the OPP Cap. The OPP Pool will be used to determine the number of LTIP Units that vest. Any unvested LTIP Units will be immediately forfeited on December 31, 2015. At December 31, 2013, 100% of the OPP Pool has been allocated.
Pursuant to previous authorization of the Company's board of directors, as a result of the termination of the Management Agreement, all 8,241,101 LTIP Units vested upon the consummation of the Company's transition to self-management on January 8, 2014. However, such LTIP Units are earned as of each respective valuation date according to the terms of the OPP and shall be forfeited if not earned through December 31, 2015.
The Company's Former Manager is generally entitled to convert any of the LTIP Units earned on a valuation date into OP Units within 30 days following the date on which the calculations are performed following the applicable valuation date. In addition, the OPP provides for accelerated earning and vesting of LTIP Units and redemption of vested LTIP Units for cash if the Company's Former Manager is terminated or if the Company experiences a change in control. The Company's Former Manager is entitled to receive a tax gross-up in the event that any amounts paid to it under the OPP constitute "parachute payments" as defined in Section 280G of the Code.
During the year ended December 31, 2013, the Company has recorded expenses of $92.3 million for the OPP, of which $32.9 million and $59.4 million is recorded in restricted equity based compensation and merger and other transaction expense on the consolidated statements of operations and comprehensive loss. As of December 31, 2013, 2.3 million LTIP Units were earned and $32.9 million of the expense was locked-in and has been included in non-controlling interest on the consolidated balance sheets. The remaining $59.4 million is included in accounts payable and accrued expenses.
New Multi-Year Outperformance Plan
On October 21, 2013, the Company approved a multi-year outperformance plan (the "New OPP"), to be effective as of the Company's transition to self-management, which occurred on January 8, 2014. Under the New OPP, individual agreements will be entered into between the Company and the participants selected by the Company's board of directors (the "Participants") that set forth the Participant's participation percentage in the New OPP and the number of LTIP Units subject to the award ("OPP Agreements"). Under the OPP Agreements, the Participants will be eligible to earn performance-based bonus awards equal to the Participant's participation percentage of a pool that will be funded up to a maximum award opportunity (the "New OPP Cap") of $222.1 million, which is equal to approximately 5% of the Company's equity market capitalization ("the Initial Market Cap"). Subject to the New OPP Cap, the pool will equal an amount to be determined based on the Company's achievement of total return to stockholders, including both share price appreciation and common stock distributions ("Total Return"), for a three-year performance period (the "Performance Period"); each 12-month period during the Performance Period (each an "Annual Period") and the initial 24-month period of the Performance Period (the "Interim Period"), as follows:

		Performance Period	Annual Period	Interim Period
Absolute Component: 4% of any excess Total Return attained above an absolute hurdle measured from the beginning of such period:		21%	7%	14%
Relative Component: 4% of any excess Total Return attained above the median Total Return for the performance period of the Peer Group(1), subject to a ratable sliding scale factor as follows based on achievement of cumulative Total Return measured from the beginning of such period:

•	100% will be earned if cumulative Total Return achieved is at least:	18%	6%	12%
•	50% will be earned if a cumulative Total Return achieved is:	—%	—%	—%
•	0% will be earned if cumulative Total Return achieved is less than:	—%	—%	—%
•	a percentage from 50% to 100% calculated by linear interpolation will be earned if cumulative Total Return achieved is if between:	0% - 18%	0% - 6%	0%- 12%
(1) The "Peer Group" is comprised of the following companies: EPR Properties; Getty Realty Corporation; Lexington Realty Trust; National Retail Properties, Inc.; Realty Income Corporation; and Spirit Realty Capital, Inc.
The New OPP provides for early calculation and vesting of the award in the event of a change in control of the Company, prior to the end of the Performance Period. Under the New OPP, treatment of a Participant's award upon a termination of service will be governed by the terms of the Participants' OPP Agreement or service agreement with the Company. In the event a Participant's OPP Agreement or service agreement does not provide for treatment of the award upon the Participant's termination, then the award will be forfeited upon such termination. The Participant's will be entitled to receive a tax gross-up in the event that any amounts paid to the Participant under the OPP constitute "parachute payments" as defined in Section 280G of the Code. The LTIP Units granted under the New OPP represent units of equity ownership in the OP that are structured as a profits interest therein. Subject to the Participant's continued service through each vesting date, 1/3 of any earned LTIP Units will vest on each of the third, fourth and fifth anniversaries of January 8, 2014. The Participant will be entitled to receive distributions on their LTIP Units to the extent provided for in the limited partnership agreement of the OP, as amended from time to time.